INTEREST RATE SWAP DERIVATIVES - Statement of FInancial Position (Q2) (Details)	Jun. 30, 2019 USD ($) Instrument	Dec. 31, 2018 USD ($) Instrument	Dec. 31, 2017 USD ($) Instrument
Derivatives, Fair Value [Line Items]
Fair Value	$ 1,023,730	$ 300,929	$ 0
Fair Value	$ 0	$ 151,215	$ 7,899
Interest Rate Swap
Derivatives, Fair Value [Line Items]
Number of Instruments | Instrument	4	4	2
Assets | Interest Rate Swap
Derivatives, Fair Value [Line Items]
Number of Instruments | Instrument	0	2	2
Fair Value	$ 0	$ 151,215	$ 7,899
Liability | Interest Rate Swap
Derivatives, Fair Value [Line Items]
Number of Instruments | Instrument	4	2	0
Fair Value	$ (1,023,730)	$ (300,929)	$ 0